Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
NOTE 11:-	DERIVATIVE INSTRUMENTS

As of December 31, 2012, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 133,737 and NOK 108,013 in consideration for $ 54,487 maturing in a period of up to one year. As of December 31, 2011 and 2012, the company recorded accumulated unrealized gain (loss) in other comprehensive income, net of taxes, in the amount of $ (492) and $ 208, respectively, from its forward contracts with respect to anticipated payroll payment expected in 2012.

Fair value hedging program - The Company enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to five months. The purpose of the Company's foreign currency hedging activities is to protect the fair value of the monetary assets from foreign exchange rates fluctuations.

	Gain recognized in other
	comprehensive		Gain (loss) recognized
	Income, net		in statements of income, net
	December 31,	Statement of	Year ended December 31,
	2012	income item	2010	2011	2012

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$208	Operating expenses	$503	$(267)	$72

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts		Financial expenses	(375)	(287)	1,424

Total	$208		$128	$(554)	$1,496